MERIDIAN FUND, INC.®

(the “Corporation”)

MERIDIAN CONTRARIAN FUND

CLASS A SHARES: MFCAX; CLASS C SHARES: MFCCX; INVESTOR CLASS SHARES: MFCIX

(the “Fund”)

Supplement dated May 16, 2022

to the Fund’s Statutory Prospectus

dated October 31, 2021

Effective June 1, 2022, the investment advisory agreement between ArrowMark Colorado Holdings, LLC (the “Adviser”) and the Corporation, on behalf of the Fund, will be amended to implement the following breakpoint schedule on the fees payable to the Adviser as a percentage of the average daily net assets of the Fund:

Fund Assets Under Management	Incremental Management Fee

On all sums from $0 through $750 million	1.00% per Annum

On all sums in excess of $750 million through $800 million	0.75% per Annum

On all sums in excess of $800 million through $850 million	0.70% per Annum

On all sums in excess of $850 million through $900 million	0.65% per Annum

On all sums in excess of $900 million through $950 million	0.60% per Annum

On all sums in excess of $950 million through $1 billion	0.55% per Annum

On all sums in excess of $1 billion	0.50% per Annum

Effective as of the same date, the first paragraph in the “Management Fees and Other Expenses” section of the Prospectus is replaced with the following:

“Management Fees. Meridian Growth Fund pays the Investment Adviser an annual fee of 1.00% of the first $50 million of the Fund’s average daily net assets and 0.75% of the Fund’s average daily net assets in excess of $50 million. Meridian Contrarian Fund pays the Investment Adviser an annual fee of 1.00% of the first $750 million of the Fund’s average daily net assets, 0.75% of the next $50 million of the Fund’s average daily net assets, 0.70% of the next $50 million of the Fund’s average daily net assets, 0.65% of the next $50 million of the Fund’s average daily net assets, 0.60% of the next $50 million of the Fund’s average daily net assets, 0.55% of the next $50 million of the Fund’s average daily net assets, and 0.50% of the Fund’s average daily net assets in excess of $1 billion. Meridian Enhanced Equity Fund pays the Investment Adviser an annual fee of 1.00% of the first $10 million of the Fund’s average daily net assets, 0.90% of the next $20 million of the Fund’s average daily net assets, 0.80% of the next $20 million of the Fund’s average daily net assets and 0.70% of the Fund’s average daily net assets in excess of $50 million. Meridian Small Cap Growth Fund pays the Investment Adviser an annual fee of 1.00% of the Fund’s average daily net assets. The management fees are computed daily and paid monthly.”

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MERIDIAN FUND, INC.®

(the “Corporation”)

MERIDIAN CONTRARIAN FUND

LEGACY CLASS SHARES: MVALX; INSTITUTIONAL CLASS SHARES: MFCRX

(the “Fund”)

Supplement dated May 16, 2022

to the Fund’s Statutory Prospectus

dated October 31, 2021

Effective June 1, 2022, the investment advisory agreement between ArrowMark Colorado Holdings, LLC (the “Adviser”) and the Corporation, on behalf of the Fund, will be amended to implement the following breakpoint schedule on the fees payable to the Adviser as a percentage of the average daily net assets of the Fund:

Fund Assets Under Management	Incremental Management Fee

On all sums from $0 through $750 million	1.00% per Annum

On all sums in excess of $750 million through $800 million	0.75% per Annum

On all sums in excess of $800 million through $850 million	0.70% per Annum

On all sums in excess of $850 million through $900 million	0.65% per Annum

On all sums in excess of $900 million through $950 million	0.60% per Annum

On all sums in excess of $950 million through $1 billion	0.55% per Annum

On all sums in excess of $1 billion	0.50% per Annum

Effective as of the same date, the first paragraph in the “Management Fees and Other Expenses” section of the Prospectus is replaced with the following:

“Management Fees. Meridian Growth Fund pays the Investment Adviser an annual fee of 1.00% of the first $50 million of the Fund’s average daily net assets and 0.75% of the Fund’s average daily net assets in excess of $50 million. Meridian Contrarian Fund pays the Investment Adviser an annual fee of 1.00% of the first $750 million of the Fund’s average daily net assets, 0.75% of the next $50 million of the Fund’s average daily net assets, 0.70% of the next $50 million of the Fund’s average daily net assets, 0.65% of the next $50 million of the Fund’s average daily net assets, 0.60% of the next $50 million of the Fund’s average daily net assets, 0.55% of the next $50 million of the Fund’s average daily net assets, and 0.50% of the Fund’s average daily net assets in excess of $1 billion. Meridian Enhanced Equity Fund pays the Investment Adviser an annual fee of 1.00% of the first $10 million of the Fund’s average daily net assets, 0.90% of the next $20 million of the Fund’s average daily net assets, 0.80% of the next $20 million of the Fund’s average daily net assets and 0.70% of the Fund’s average daily net assets in excess of $50 million. Meridian Small Cap Growth Fund pays the Investment Adviser an annual fee of 1.00% of the Fund’s average daily net assets. The management fees are computed daily and paid monthly.”

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE